Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Working capital deficit	$ 937,906
Voting power, description	more than 50%
Right of use assets	$ 17,714
Lease [Member]
Right of use assets		79,244
Lease liability		$ 43,070